Dividends - Summary of dividends paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Dividends [Line Items]
Dividends payable during the year	$ 6,466	$ 11,716	$ 15,385
Net movement of unclaimed dividends in the year	4	11	(28)
Dividends paid during the year	6,470	11,727	15,357
Rio Tinto plc | Final Dividends
Disclosure of Dividends [Line Items]
Previous year dividend payable	2,875	5,024	3,809
Rio Tinto plc | Special Dividends
Disclosure of Dividends [Line Items]
Previous year dividend payable	0	747	1,146
Rio Tinto plc | Interim Dividends
Disclosure of Dividends [Line Items]
Interim dividend payable	2,147	3,162	4,627
Rio Tinto plc | Interim Special Dividends
Disclosure of Dividends [Line Items]
Interim dividend payable	0	0	2,276
Rio Tinto Limited | Final Dividends
Disclosure of Dividends [Line Items]
Previous year dividend payable	815	1,597	1,138
Rio Tinto Limited | Special Dividends
Disclosure of Dividends [Line Items]
Previous year dividend payable	0	237	343
Rio Tinto Limited | Interim Dividends
Disclosure of Dividends [Line Items]
Interim dividend payable	629	949	1,372
Rio Tinto Limited | Interim Special Dividends
Disclosure of Dividends [Line Items]
Interim dividend payable	$ 0	$ 0	$ 674